Common Stock (Details Narrative)				1 Months Ended		3 Months Ended				12 Months Ended
	Mar. 17, 2022 USD ($) shares	Mar. 17, 2022 CAD ($) shares	Mar. 17, 2021 shares	Mar. 30, 2022 USD ($) shares	Mar. 30, 2022 CAD ($) shares $ / shares	Mar. 31, 2023 USD ($) shares $ / shares	Mar. 31, 2023 CAD ($) shares $ / shares	Mar. 31, 2022 USD ($) shares	Mar. 31, 2022 CAD ($) shares $ / shares	Dec. 31, 2022 shares	Nov. 02, 2022 shares	Mar. 31, 2022 CAD ($) shares	Dec. 31, 2021 shares
IfrsStatementLineItems [Line Items]
Shares issued | shares						400,000
Proceeds from exercise of warrants | $						$ 2,215		$ 11,664
Number of share options exercised in share-based payment arrangement | shares						550,000	550,000	50,000	50,000	3,345,000
Finder warrants issued | $
Option reserves to obligation to issue shares | $								3,695
Prepaid expenses and deposits [member]
IfrsStatementLineItems [Line Items]
Other non-current financial assets								79,968				$ 100,000
Consulting service [member] | Consulting agreement [member]
IfrsStatementLineItems [Line Items]
Shares issued | shares											200,000
Fair value of share issued | $								51,208
Share-based compensation | $								$ 51,208
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares outstanding | shares						385,960,552		296,436,824		383,875,552		296,436,824	185,169,793
Proceeds from exercise of warrants | $						$ 25,000
Exercise price per share | (per share)						$ 0.10	$ 0.12
Proceeds from shares issued						$ 2,215	$ 3,000
Finder warrants issued | $								$ (995,775)
Stock options [member]
IfrsStatementLineItems [Line Items]
Shares issued | shares						200,000
Number of share options exercised in share-based payment arrangement | shares						200,000	200,000
Exercise price, share options granted | (per share)						$ 0.12	$ 0.15
Proceeds from issue of ordinary shares						$ 21,872	$ 23,000
Warrant and option reserve | $						$ 18,475
Stock options one [member]
IfrsStatementLineItems [Line Items]
Shares issued | shares						350,000
Number of share options exercised in share-based payment arrangement | shares						350,000	350,000
Exercise price, share options granted | (per share)						$ 0.32	$ 0.44
Proceeds from issue of ordinary shares						$ 113,717	$ 154,000
Shares to be cancelled | $						$ 72,050
Warrants [member]
IfrsStatementLineItems [Line Items]
Fair value of share issued | $					$ 995,775
Number of share options exercised in share-based payment arrangement | shares								146,250	146,250
Exercise price, share options granted | $ / shares									$ 0.10
Proceeds from issue of ordinary shares								$ 15,661	$ 19,625
Finder warrants issued | $				$ 7,506,783
Proceeds from issuing shares | $								18,434
Restricted stock unit [member]
IfrsStatementLineItems [Line Items]
Shares issued | shares						1,010,000
Shares issued value | $						$ 149,390
Liabilities [member]
IfrsStatementLineItems [Line Items]
Shares issued | shares						500,000
Fair value of share issued | $						$ 142,626
Net debt | $						139,195
Loss on issuance of debt | $						$ 3,439
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares issued | shares						385,960,552				383,875,552
Shares outstanding | shares						385,960,552				383,875,552
Share issued price per share | $ / shares					$ 0.45
Non Brokered Private Placement [member]
IfrsStatementLineItems [Line Items]
Shares issued | shares					106,657,941
Proceeds from shares issued				13,886,226	$ 17,598,610
Share issued price per share | $ / shares					$ 0.165
Payment of cash finder's fee				1,108,790	$ 1,397,495
Share-based compensation | $								84,721
Non Brokered Private Placement [member] | Debt settlement [member]
IfrsStatementLineItems [Line Items]
Fair value of share issued				$ 391,021	$ 472,001
Number of warrants, Issued | shares				3,000,000	3,000,000
Non Brokered Private Placement [member] | Investor relation [member]
IfrsStatementLineItems [Line Items]
Fair value of share issued	$ 118,491	$ 150,000
Number of warrants, Issued | shares	909,090	909,090
Share-based compensation								39,478	50,000
Non Brokered Private Placement [member] | Vesting of restricted stock units [member]
IfrsStatementLineItems [Line Items]
Number of warrants, Issued | shares	700,000	700,000	50,000
Share-based compensation | $								7,450
Non Brokered Private Placement [member] | Granting and vesting of restricted stock units [member]
IfrsStatementLineItems [Line Items]
Fair value of share issued								$ 92,171	$ 107,250
Number of warrants, Issued | shares								650,000	650,000